Components of Deferred Tax Asset and Liability (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets relating to:
Net operating loss carryforwards	$ 15,553	$ 9,744
Deferred revenue	16,779	13,185
Commissions accrual	463	260
Deferred rent	1,027	876
State tax credits	2,961	2,968
Stock-based compensation	1,615	1,172
Compensation and accruals	1,361	962
Total gross deferred tax assets	39,759	29,167
Deferred tax liabilities:
Prepaid expenses	(727)	(374)
Property and equipment and intangible assets	(4,610)	(4,562)
Total gross deferred tax liabilities	(5,337)	(4,936)
Deferred tax assets less liabilities	34,422	24,231
Less: valuation allowance	(34,422)	(24,231)
Net deferred tax asset (liability)